NUVEEN ARIZONA MUNICIPAL BOND FUND

NUVEEN COLORADO MUNICIPAL BOND FUND

NUVEEN MUNICIPAL BOND FUND 2

NUVEEN MARYLAND MUNICIPAL BOND FUND

NUVEEN NEW MEXICO MUNICIPAL BOND FUND

NUVEEN PENNSYLVANIA MUNICIPAL BOND FUND

NUVEEN VIRGINIA MUNICIPAL BOND FUND

SUPPLEMENT DATED JULY 27, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2010,

AS SUPPLEMENTED JANUARY 18, 2011

The fifth sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares – Reduction or Elimination of Up-Front Sales Charge on Class A Shares – Letter of Intent” is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MS1SAI-0711P